Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Maturities of lease liabilities, Operating leases
Remaining in fiscal 2024	$ 956
2025	1,415	$ 4,033
2026	113	1,415
2027	14	113
2028	4	14
Lessee, Operating Lease, Liability, to be Paid, Year Five		4
Total Lease Payments	2,502	5,579
Less Imputed Interest	(37)	(155)
Total	2,465	5,424
Finance Leases
Remaining in fiscal 2024	871
2025	3,338	3,064
2026	3,340	3,062
2027	1,987	2,977
2028		1,688
Total Lease Payments	9,536	10,791
Less Imputed Interest	(975)	(1,313)
Total	$ 8,561	$ 9,478